Business Acquisition (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2018 HKD ($) installment	Oct. 31, 2018 CNY (¥) installment	Dec. 31, 2018 CNY (¥) item	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Business Acquisition
Changes in fair value of contingent consideration			¥ 0
Goodwill				$ 2,969	¥ 20,413
Xuri
Business Acquisition
Equity interest acquired (in percentage)				51.00%	51.00%
Guanda
Business Acquisition
Equity interest acquired (in percentage)				100.00%	100.00%
Xuri and Guanda
Business Acquisition
Number of acquisitions | item			2
Total consideration			¥ 3,400
Wang Pok
Business Acquisition
Equity interest acquired (in percentage)	51.00%	51.00%
Total consideration	$ 25,500	¥ 22,636	18,238
First payment	$ 2,550	¥ 2,264
Number of instalments | installment	3	3
Instalment amount	$ 22,950	¥ 20,372
Consideration paid			¥ 2,264
Contingent consideration					¥ 15,974
Wang Pok | Accrued expenses and other current liabilities
Business Acquisition
Contingent consideration					3,686
Wang Pok | Long-term liabilities
Business Acquisition
Contingent consideration					12,288
Xuri and Guanda and Wang Pok
Business Acquisition
Number of acquisitions | item			3
Goodwill					¥ 20,413